INCOME TAX - Summary of movement in deferred tax assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 30,933	€ 35,082
Deferred tax assets	€ 27,471	30,933
Period of forecasts	3 years
Intangible fixed assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 12,514	11,822
Deferred tax expense (income) recognised in profit or loss	(1,903)	(692)
Income tax relating to components of other comprehensive income	0	0
Deferred tax expense (income) recognised in accumulated loss (profit)	0
Deferred tax assets	14,417	12,514
Short term assets (liabilities)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	907
Deferred tax expense (income) recognised in profit or loss	0	907
Income tax relating to components of other comprehensive income	0	0
Deferred tax expense (income) recognised in accumulated loss (profit)	0
Deferred tax assets	0	0
Other financial assets (liabilities)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,186	10,941
Deferred tax expense (income) recognised in profit or loss	8,186	2,755
Income tax relating to components of other comprehensive income	0	0
Deferred tax expense (income) recognised in accumulated loss (profit)	0
Deferred tax assets	0	8,186
Accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,217	786
Deferred tax expense (income) recognised in profit or loss	(1,185)	(2,426)
Income tax relating to components of other comprehensive income	(230)	5
Deferred tax expense (income) recognised in accumulated loss (profit)	0
Deferred tax assets	4,172	3,217
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,102	0
Deferred tax expense (income) recognised in profit or loss	(1,019)	(1,102)
Income tax relating to components of other comprehensive income	(5)	0
Deferred tax expense (income) recognised in accumulated loss (profit)	2,066
Deferred tax assets	4,182	1,102
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,914	10,626
Deferred tax expense (income) recognised in profit or loss	1,214	4,712
Income tax relating to components of other comprehensive income	0	0
Deferred tax expense (income) recognised in accumulated loss (profit)	0
Deferred tax assets	4,700	5,914
Total Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	5,293	4,154
Income tax relating to components of other comprehensive income	(235)	€ 5
Deferred tax expense (income) recognised in accumulated loss (profit)	€ 2,066